Organization and Operations (Details) - USD ($)							3 Months Ended	10 Months Ended	12 Months Ended
	Feb. 01, 2023	Dec. 13, 2022	Oct. 03, 2021	Aug. 16, 2021	Oct. 21, 2020	Feb. 05, 2016	Mar. 31, 2023	Aug. 16, 2021	Dec. 31, 2022	Feb. 03, 2023	Jan. 25, 2023	Jan. 09, 2023	Sep. 13, 2022	Aug. 01, 2022	Mar. 07, 2022	Jul. 20, 2021	Jun. 04, 2021	Sep. 11, 2019
Organization and Operations (Details) [Line Items]
Total membership interests percentage				21.00%
Membership interest percentage										56.00%
Shares of common stock (in Shares)	50,000	150,000
Purchase price (in Dollars)	$ 250,000	$ 750,000
Series A Convertible Preferred Stock [Member]
Organization and Operations (Details) [Line Items]
Issuance of common shares (in Shares)						33,415
Series B Convertible Preferred Stock [Member]
Organization and Operations (Details) [Line Items]
Issuance of common shares (in Shares)						8,064
Great Plains Holdings Inc. [Member]
Organization and Operations (Details) [Line Items]
Issuance of common shares (in Shares)						475,000
Lil Marc, Inc. [Member]
Organization and Operations (Details) [Line Items]
Cancelled of common stock (in Shares)							39,091		39,091
Business Combination [Member]
Organization and Operations (Details) [Line Items]
Acquired percentage										5.00%
Business Combination [Member] | Orbit Media LLC. [Member]
Organization and Operations (Details) [Line Items]
Acquired percentage																		100.00%
Business Combination [Member] | Plant Camp [Member]
Organization and Operations (Details) [Line Items]
Acquired percentage																	89.00%
Business Combination [Member] | WHE Agency [Member]
Organization and Operations (Details) [Line Items]
Acquired percentage												51.00%				44.00%
Ownership percentage												95.00%
Ownership voting interest												55.00%
Business Combination [Member] | Dune, Inc. [Member]
Organization and Operations (Details) [Line Items]
Acquired percentage			29.00%
Dune, Inc. [Member]
Organization and Operations (Details) [Line Items]
Acquired percentage			29.00%								23.00%
Ownership percentage											85.00%
Ownership voting interest			50.00%								50.00%
Total membership interests percentage			50.00%		21.00%			21.00%
Denver Bodega, LLC. [Member]
Organization and Operations (Details) [Line Items]
Acquired percentage															100.00%
Ownership voting interest															100.00%
Orbit Media LLC. [Member]
Organization and Operations (Details) [Line Items]
Acquired percentage														51.00%
Ownership voting interest										51.00%				51.00%
Brave Foods, LLC. [Member]
Organization and Operations (Details) [Line Items]
Acquired percentage													100.00%
Ownership voting interest													100.00%
Seller’s Choice [Member]
Organization and Operations (Details) [Line Items]
Acquired percentage																		100.00%
Plant Camp [Member]
Organization and Operations (Details) [Line Items]
Acquired percentage																	89.00%
WHE Agency [Member]
Organization and Operations (Details) [Line Items]
Acquired percentage																44.00%
Ownership voting interest																55.00%